Derivative financial instrument	6 Months Ended
Jun. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative financial instrument

13. Derivative financial instruments:

On May 7, 2020, the Partnership entered into a floating to fixed interest rate swap transaction with a leading international bank, for the purpose of managing its exposure to LIBOR variability that the Partnership has under the $675 Million Credit Facility. The swap transaction, which is effective from June 29, 2020, provides for a fixed 3-month LIBOR rate of 0.41% based on notional values that reflect the amortization schedule of 100% of the Partnership’s debt outstanding under its $675 Million Credit Facility, until the $675 Million Credit Facility matures in September 2024. The swap agreement did not meet hedge accounting criteria and, therefore, changes in its fair value are reflected in earnings.

As of June 30, 2021 and December 31, 2020, the outstanding notional amount of Partnership’s interest rate swap was $591.0 million and $615.0 million respectively. The fair value of this interest rate swap outstanding at June 30, 2021 and December 31, 2020 amounted to an asset of $2,676 and a liability of $2,666 respectively (Note 8) and is included in Derivative financial instrument in consolidated condensed balance sheets as presented in the table below.

As of June 30, 2021 and 2020, the Partnership recognized a gain on derivative financial instruments of $4.8 million and a loss on derivative financial instruments of $3.4 million, respectively, which is included in Gain/ (Loss) on derivative financial instrument in the accompanying unaudited interim condensed consolidated statements of income as presented in the table below.

The realized loss on non-hedging interest rate swaps included in “Gain/ (Loss) on derivative financial instruments, net” amounted to $0.6 million and $nil for the six month periods ended June 30, 2021 and 2020.

Tabular Disclosure of Derivatives Location

Derivatives are recorded in the balance sheet on a net basis by counterparty when a legal right of setoff exists. The following tables present information with respect to the fair values of the derivative instrument reflected in the balance sheet on a gross basis by transaction. The tables also present information with respect to gains/ (losses) on derivative positions reflected in the unaudited interim condensed consolidated Statement of Income.

13. Derivative financial instruments (continued):

Derivative Instruments not designated as hedging instruments – Balance Sheet Location

		Assets		Liabilities
Derivative	Balance Sheet Location	June 31, 2021	December 31, 2020	June 31, 2021	December 31, 2020
Interest rate swap	Derivative financial Instruments, Current	—	—	1,332	1,332
Interest rate swap	Derivative financial Instruments, non- Current	4,008	—	—	1,334
	Total	$ 4,008	$ —	$ 1,332	$ 2,666

Derivatives Instruments not designated as Hedging Instruments – Net effect on the Consolidated Condensed Statements of Income

	Net Realized and Unrealized Gain/ (Loss) Recognized on Statement of Income Location	Six months ended June 30,
		2021	2020
Interest rate swap	Gain/ (Loss) on derivative instruments	4,763	(3,352)
	Total	$4,763	$(3,352)